UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 230,137,481	$ 111,383,645
Restricted cash	1,790,730	2,327,502
Accounts receivable trade, net	977,147	2,914,899
Due from related parties	$ 1,562,222	$ 5,650,168
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 784,846	$ 977,639
Prepaid expenses and other assets	2,667,140	3,277,873
Investment in equity securities	63,970,337	77,089,100
Assets held for sale	0	38,656,048
Accrued charter revenue	176,850	0
Total current assets	302,066,753	242,276,874
NON-CURRENT ASSETS:
Vessels, net	173,358,856	229,536,996
Restricted cash	4,365,000	7,190,000
Due from related parties	$ 3,275,020	$ 4,504,340
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets	$ 0	$ 500,000
Deferred charges, net	1,655,369	3,231,461
Fair value of acquired time charters	0	265,173
Investment in related party	117,544,913	117,537,135
Total non-current assets	300,199,158	362,765,105
Total assets	602,265,911	605,041,979
CURRENT LIABILITIES:
Current portion of long-term debt, net	24,309,666	17,679,295
Debt related to assets held for sale, net	0	2,406,648
Accounts payable	1,541,180	2,833,167
Deferred revenue	512,203	1,548,892
Accrued liabilities	2,876,489	3,592,728
Due to related parties	$ 879,556	$ 541,666
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 30,119,094	$ 28,602,396
NON-CURRENT LIABILITIES:
Long-term debt, net	18,554,089	65,709,842
Total non-current liabilities	18,554,089	65,709,842
Commitments and contingencies
MEZZANINE EQUITY:
5.00% Series D fixed rate cumulative perpetual convertible preferred shares: 50,000 shares issued and outstanding as of December 31, 2023, and June 30, 2024, respectively, aggregate liquidation preference of $50,000,000 as of December 31, 2023 and June 30, 2024, respectively	49,799,004	49,549,489
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 9,662,354 issued and outstanding as of December 31, 2023 and June 30, 2024	9,662	9,662
Preferred shares, $0.001 par value: 50,000,000 shares authorized; Series B Preferred Shares - 12,000 shares issued and outstanding as of December 31, 2023, and June 30, 2024	12	12
Additional paid-in capital	265,389,338	266,447,819
Retained earnings	238,394,712	194,722,759
Total shareholders' equity	503,793,724	461,180,252
Total liabilities, mezzanine equity and shareholders' equity	$ 602,265,911	$ 605,041,979